Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 14 — Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Salary payables	1,909,260	1,068,104	150,805
Other payables and accrued expenses	10,233,141	159,677,872	22,544,774
Accrued interest payable	10,086,400	9,739,427	1,375,101
Total other payables and accrued liabilities	22,228,801	170,485,403	24,070,680

Other payables and accrued expenses include other payables with the amount of RMB 151,178,632 (USD 21,344,774) and other payments-intercompany with the amount of RMB 8,499,240 (USD 1,200,000), which are the temparary loans.